Loans Payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Loans Payable
13.	LOANS PAYABLE
Short-term Loans
Short-term loans primarily consisted of RMB denominated borrowing from financial institutions in Chinese mainland that were repayable within one year.
As of December 31, 2024 and 2025, the Group factored certain notes receivables, which mainly comprised of intercompany notes, for cash proceeds. These notes receivable factoring transactions did not qualify as a sale of financial assets under ASC 860 as these notes receivables were transferred with recourse. The factoring transactions were accounted for as secured borrowings and were included in “Short-term loans”. The factored intercompany notes receivables were RMB
6.7 billion and RMB5.0 billion (US$711 million) as of December 31, 2024 and 2025, respectively.
Structured Payable Arrangements
In 2023, 2024 and 2025, iQIYI entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from iQIYI to the banks or other financial institutions at a discount. For the years ended December 31, 2023, 2024 and 2025, iQIYI was legally obligated to pay the banks or other financial institutions in the amount totaling RMB1.8 billion, RMB1.1 billion and RMB812
m
illion (US$116 million), respectively, which will mature within one year.
As a result of the factoring arrangements, the payment terms of the iQIYI’s original accounts payable were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payable to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” in the consolidated statements of cash flows. As of December 31, 2024 and 2025, the outstanding borrowings from the factoring arrangements were RMB
718 million and RMB693 million (US$99 million), respectively, which are repayable within one year and are included in “Short-term loans” on the consolidated balance sheets.
As of December 31, 2024 and 2025, the weighted average interest rates for the outstanding borrowings were approximately
1.79
% and
1.31
% respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB
17.2
billion and RMB
17.8
billion (US$
2.2
billion), respectively.
Long-term Loans
In April 2021, the Company entered into a five-year US$3.0 billion term and revolving facilities agreement with a group of 22 arrangers. The facilities consist of a US$1.5 billion five-year bullet maturity term loan and a US$1.5 billion five-year revolving facility. The facility was priced at 85 basis points over LIBOR and is intended for the general corporate purposes. In June 2021, the Company drew down US$1.5 billion term loan and US$500 million revolving loan under the facility commitment. In June 2023, the facilities were modified and priced at 93 basis points over SOFR (secured overnight financing
rate). In connection with the drawdowns and the modification, the Company entered into and restructured the two interest rate swap agreements, pursuant to which each of the loans would be settled with a fixed annual interest rate of 1.71%, during the respective term of the loans. In 2024, the Company canceled US$1.0 billion unused revolving loan lines under the facility commitment.

As of December 31, 2025, the total outstanding borrowings under the facilities were reclassified as “Long-term loans, current portion”.
The interest rate swap agreements met the definition of derivatives in accordance with ASC 815 and were designated as a cash flow hedge to hedge the variability of cash flows in the interest payments associated with its variable-rate debt. The derivatives related to the interest rate swap agreements are accounted for at fair value and included in “Other current assets” on the consolidated balance sheets (Note 26). As long as the derivative remain highly effective, the Company records the changes in fair value of the derivative instrument in other comprehensive income (loss) as described in Note 21. The gross notional amounts of derivatives designated as hedging instruments was US$
2.0 billion and US$2.0 billion as of December 31, 2024 and 2025, respectively.
As of December 31, 2024 and 2025, except for the aforementioned borrowings under the facilities, other long-term
loans primarily consisted of RMB denominated borrowings from financial institutions in the PRC.